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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment: (Check only one:):   [ ] is a restatement
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Bill & Melinda Gates Foundation Trust
              -------------------------------------
Address:      2365 Carillon Point
              -------------------
              Kirkland, WA 98033
              ------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Authorized Agent
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

  /s/Michael Larson                   Kirkland, Washington   May 15, 2009
  --------------------------------    --------------------   ------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        ---

Form 13F Information Table Entry Value: 59
                                        --

Form 13F Information Table Value Total: $ 8,476,243
                                        -----------
                                        (thousands)
                                        -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1         28-05147                     Michael Larson

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                            FORM 13 INFORMATION TABLE
                              As of March 31, 2009

         COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------     -------------- --------- --------- ------------------- ---------- -------- --------------------
                                                                                                              VOTING AUTHORITY
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER                   TITLE OF CLASS   CUSIP   (x $1000) PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
----------------------------     -------------- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
ABBOTT LABS                           COM       002824100   169,080  3,544,650 SH          OTHER      1           3,544,650
ALLOS THERAPEUTICS INC                COM       019777101     3,090    500,000 SH          OTHER      1             500,000
AMAG PHARMACEUTICALS INC              COM       00163U106     1,839     50,000 SH          OTHER      1              50,000
ARDEA BIOSCIENCES INC                 COM       03969P107     2,165    210,386 SH          OTHER      1             210,386
ARYX THERAPEUTICS INC                 COM       043387109     1,635    480,799 SH          OTHER      1             480,799
AUTONATION INC                        COM       05329W102   142,854 10,292,100 SH          OTHER      1          10,292,100
AUXILIUM PHARMACEUTICALS INC          COM       05334D107     2,062     74,400 SH          OTHER      1              74,400
BANK FLA CORP NAPLES                  COM       062128103     1,140    303,900 SH          OTHER      1             303,900
BAXTER INTL INC                       COM       071813109   104,632  2,042,800 SH          OTHER      1           2,042,800
BERKSHIRE HATHAWAY INC DEL            CL B      084670207 3,669,525  1,301,250 SH          OTHER      1           1,301,250
BIOMARIN PHARMACEUTICAL INC           COM       09061G101     1,295    104,856 SH          OTHER      1             104,856
BP PLC                           SPONSORED ADR  055622104   185,783  4,633,000 SH          OTHER      1           4,633,000
CANADIAN NATL RY CO                   COM       136375102   297,768  8,399,653 SH          OTHER      1           8,399,653
CATERPILLAR INC DEL                   COM       149123101   212,216  7,590,000 SH          OTHER      1           7,590,000
CHINA MED TECHNOLOGIES INC       SPONSORED ADR  169483104       996     72,300 SH          OTHER      1              72,300
COCA COLA CO                          COM       191216100   249,724  5,682,000 SH          OTHER      1           5,682,000
COCA COLA ENTERPRISES INC             COM       191219104    13,190  1,000,000 SH          OTHER      1           1,000,000
COCA COLA FEMSA S A B DE C V     SPON ADR REP L 191241108   155,350  4,561,072 SH          OTHER      1           4,561,072
COSTCO WHSL CORP NEW                  COM       22160K105   283,849  6,128,000 SH          OTHER      1           6,128,000
COX RADIO INC                         CL A      224051102       410    100,000 SH          OTHER      1             100,000
CROCS INC                             COM       227046109     3,570  3,000,000 SH          OTHER      1           3,000,000
CROWN CASTLE INTL CORP                COM       228227104   108,844  5,332,900 SH          OTHER      1           5,332,900
DAIMLER AG                          REG SHS     D1668R123    22,010    861,800 SH          OTHER      1             861,800
DICKS SPORTING GOODS INC              COM       253393102    18,551  1,300,000 SH          OTHER      1           1,300,000
EASTMAN KODAK CO                      COM       277461109    22,990  6,050,000 SH          OTHER      1           6,050,000
ENTEROMEDICS INC                      COM       29365M109        81     59,700 SH          OTHER      1              59,700
EXPEDITORS INTL WASH INC              COM       302130109    46,622  1,648,000 SH          OTHER      1           1,648,000
EXXON MOBIL CORP                      COM       30231G102   291,809  4,285,000 SH          OTHER      1           4,285,000
FEDEX CORP                            COM       31428X106    67,847  1,525,000 SH          OTHER      1           1,525,000
GREATER CHINA FD INC                  COM       39167B102     1,345    166,414 SH          OTHER      1             166,414
GRUPO TELEVISA SA DE CV          SP ADR REP ORD 40049J206    98,083  7,190,800 SH          OTHER      1           7,190,800
HOME DEPOT INC                        COM       437076102    33,031  1,402,000 SH          OTHER      1           1,402,000
IAC INTERACTIVECORP              COM PAR $.001  44919P508     8,148    535,000 SH          OTHER      1             535,000
INCYTE CORP                           COM       45337C102     1,020    435,700 SH          OTHER      1             435,700
INTERMUNE INC                         COM       45884X103     1,807    109,900 SH          OTHER      1             109,900
JOHNSON & JOHNSON                     COM       478160104   132,297  2,515,156 SH          OTHER      1           2,515,156
LILLY ELI & CO                        COM       532457108    31,339    938,000 SH          OTHER      1             938,000
MAP PHARMACEUTICALS INC               COM       56509R108        98     46,524 SH          OTHER      1              46,524
MCDONALDS CORP                        COM       580135101   347,474  6,367,500 SH          OTHER      1           6,367,500
MERCK & CO INC                        COM       589331107   215,620  8,060,550 SH          OTHER      1           8,060,550
MYLAN INC                           PFD CONV    628530206     2,225      2,610 SH          OTHER      1               2,610
OREXIGEN THERAPEUTICS INC             COM       686164104        36     13,900 SH          OTHER      1              13,900
PEABODY ENERGY CORP                   COM       704549104    12,520    500,000 SH          OTHER      1             500,000
PFIZER INC                            COM       717081103    46,181  3,390,700 SH          OTHER      1           3,390,700
PHARMASSET INC                        COM       71715N106       821     83,641 SH          OTHER      1              83,641
PROGRESSIVE CORP OHIO                 COM       743315103    26,880  2,000,000 SH          OTHER      1           2,000,000
REGENERON PHARMACEUTICALS             COM       75886F107       492     35,500 SH          OTHER      1              35,500
REPUBLIC SVCS INC                     COM       760759100    23,153  1,350,000 SH          OTHER      1           1,350,000
SCHERING PLOUGH CORP                  COM       806605101   352,242 14,957,200 SH          OTHER      1          14,957,200
SEATTLE GENETICS INC                  COM       812578102    34,718  3,521,088 SH          OTHER      1           3,521,088
SELECT SECTOR SPDR TR            SBI HEALTHCARE 81369Y209   354,798 14,655,000 SH          OTHER      1          14,655,000
TEVA PHARMACEUTICAL INDS LTD          ADR       881624209    12,506    277,595 SH          OTHER      1             277,595
TRACTOR SUPPLY CO                     COM       892356106    36,060  1,000,000 SH          OTHER      1           1,000,000
VERTEX PHARMACEUTICALS INC            COM       92532F100     2,729     95,000 SH          OTHER      1              95,000
VIACOM INC NEW                        CL B      92553P201     8,690    500,000 SH          OTHER      1             500,000
WAL MART STORES INC                   COM       931142103   247,631  4,753,000 SH          OTHER      1           4,753,000
WASTE MGMT INC DEL                    COM       94106L109   200,172  7,819,200 SH          OTHER      1           7,819,200
WYETH                                 COM       983024100   160,686  3,733,400 SH          OTHER      1           3,733,400
XENOPORT INC                          COM       98411C100     2,517    130,000 SH          OTHER      1             130,000